Accounts Receivable, Net - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure of financial assets [line items]
Accounts receivable	¥ 21,489	¥ 20,475
Cost/Deemed cost [member]
Disclosure of financial assets [line items]
Accounts receivable from contracts with customers			¥ 25,342
Accounts receivable	26,181	25,155
Past due 90 days [member]
Disclosure of financial assets [line items]
Accounts receivable	¥ 1,936	¥ 2,503